Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting
Schedule of geographical revenue and royalty, stream and working interests information

	2017	2016
Latin America:
Peru	$153.1	167.5
Chile	105.2	88.4
Other	67.7	47.8
United States	$100.2	92.4
Canada	125.5	116.9
Rest of World	123.3	97.2
	$675.0	610.2

Geographic royalty, stream and working interests are presented by the location of the mining operations giving rise to the royalty, stream or working interest.

	2017	2016
Latin America:
Peru	$953.2	1,021.7
Chile	533.4	586.1
Panama	734.4	468.9
Other	59.0	64.3
United States	$622.5	502.0
Canada	666.7	610.5
Rest of World	370.0	414.8
	$3,939.2	3,668.3